UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4215

DREYFUS PREMIER GNMA FUND, INC. -Dreyfus GNMA Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	7/31/2011

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus GNMA Fund, Inc.
July 31, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--99.8%	Rate (%)	Date	Amount ($)	Value ($)
Asset-Backed Ctfs./Home Equity Loans--.1%
Countrywide Asset-Backed
Certificates, Ser. 2007-4,
Cl. M5	6.92	9/25/37	875,000	86,857
Equivantage Home Equity Loan
Trust, Ser. 1997-1, Cl. A4	7.78	3/25/28	163,717a	160,215
GE Capital Mortgage Services,
Ser. 1999-HE1, Cl. A7	6.27	4/25/29	206,631	202,917
				449,989
Commercial Mortgage Pass-Through Ctfs.--.3%
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. F	2.84	3/6/20	2,275,000a,b	2,249,694
Residential Mortgage Pass-Through Ctfs.--.1%
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	3.11	12/25/34	1,033,817a	811,932
U.S. Government Agencies/Mortgage-Backed--99.0%
Federal Home Loan Mortgage Corp.:
4.00%			47,985,000c, d	48,749,761
4.00%, 12/1/40			7,642,674d	7,778,639
5.00%, 3/1/20			326,589d	353,382
Federal National Mortgage Association:
5.00%			4,215,000c,d	4,498,855
5.50%			2,135,000c,d	2,313,807
5.00%, 5/1/39			1,266,159d	1,360,344
5.50%, 9/1/39			3,649,803d	3,986,677
6.00%, 4/1/35			2,391,227d	2,648,084
Gtd. Pass-Through Ctfs.,
Ser. 2003-49, Cl. JE,
3.00%, 4/25/33			535,576d	555,675
Pass-Through Ctfs.,
Ser. 2004-58, Cl. LJ,
5.00%, 7/25/34			1,671,226d	1,719,906
Government National Mortgage Association I:
5.00%			40,235,000c	43,843,585
5.50%			9,775,000c	10,813,597
6.00%			11,705,000c	13,085,827
6.50%			18,805,000c	21,182,074
4.00%, 9/15/24 - 1/15/41			5,125,543	5,319,998
4.50%, 10/15/24 - 10/15/40			66,977,062	71,695,033
5.00%, 10/15/23 - 3/15/41			49,994,963	54,758,588
5.50%, 6/15/20 - 9/15/39			78,601,039	87,724,461
6.00%, 10/15/19 - 9/15/39			33,490,304	37,525,403
6.50%, 2/15/12 - 2/15/39			2,343,507	2,648,709
7.00%, 11/15/22 - 12/15/22			9,936	11,512
7.50%, 2/15/17 - 5/15/26			3,560,048	4,152,312
8.00%, 8/15/21 - 12/15/22			1,562,684	1,827,079

8.50%, 12/15/16 - 12/15/22	1,196,824	1,368,007
9.00%, 9/15/19 - 12/15/22	1,176,317	1,378,034
9.50%, 3/15/18 - 1/15/25	288,972	330,004
Government National Mortgage Association II:
0.04	28,585,000c	29,500,615
0.05	76,305,000c	81,181,370
5.00%	72,930,000c	79,619,045
4.00%, 12/20/24	5,582,381	5,930,532
4.50%, 12/20/39 - 3/20/41	11,360,743	12,108,802
5.00%, 9/20/33 - 4/20/35	9,921,318	10,896,684
5.50%, 1/20/34 - 9/20/35	25,334,163	28,230,287
6.00%, 12/20/28 - 2/20/36	11,326,405	12,696,789
6.50%, 5/20/31 - 7/20/31	1,102,474	1,259,399
7.00%, 4/20/24 - 4/20/32	5,872,122	6,856,717
7.50%, 9/20/30	83,683	98,114
9.00%, 7/20/25	69,050	82,886
9.50%, 9/20/17 - 2/20/25	64,528	75,516
		700,166,109
U.S. Treasury Bonds--.3%
8.13%, 8/15/21	1,205,000	1,770,785
Total Bonds and Notes
(cost $677,834,729)		705,448,509

Short-Term Investments--47.1%
U.S. Government Agencies--43.0%
Federal Home Loan MortgageCorp.,
0.00%, 8/15/11	12,500,000	12,499,850
Federal Home Loan Bank,
0.01%, 8/10/11	4,800,000	4,799,966
Federal Home Loan Bank,
0.01%, 8/12/11	108,000,000	107,999,028
Federal Home Loan Bank,
0.01%, 8/19/11	11,750,000	11,749,824
Federal Home Loan Bank,
0.00%, 8/17/11	32,468,000	32,467,578
Federal Home Loan Bank,
0.00%, 8/18/11	89,902,000	89,900,741
Federal Home Loan Bank,
0.00%, 8/22/11	45,000,000	44,999,235
		304,416,222
U.S. Treasury Bills--4.1%
0.04%, 11/17/11	660,000e	659,818
0.14%, 8/11/11	15,025,000	15,023,933
0.16%, 8/18/11	13,000,000	12,998,908
		28,682,659
Total Short-Term Investments
(cost $333,104,167)		333,098,881

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund

(cost $1,199,000)	1,199,000[f]	1,199,000
Total Investments (cost $1,012,137,896)	147.0%	1,039,746,390
Liabilities, Less Cash and Receivables	(47.0%)	(332,605,317)
Net Assets	100.0%	707,141,073

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, these securities were valued at $2,249,694 or .3% of net assets.
c	Purchased on a forward commitment basis.
d	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e	Held by a broker as collateral for open financial futures positions.
f	Investment in affiliated money market mutual fund.

At July 31, 2011, the aggregate cost of investment securities for income tax purposes was $1,012,137,896. Net unrealized appreciation on investments was $27,608,494 of which $28,851,046 related to appreciated investment securities and $1,242,552 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	99.3
Short-Term/Money Market Investments	47.3
Asset/Mortgage-Backed	.4
147.0

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2011 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2011($)
Financial Futures Long
U.S. Treasury 10 Year Notes	663	83,330,813	September 2011	1,878,938
Financial Futures Short
U.S. Treasury 5 Year Notes	636	(77,239,217)	September 2011	(1,188,780)

Gross Unrealized Appreciation				1,878,938
Gross Unrealized Depreciation				(1,188,780)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Asset-Backed	-	449,989	-	449,989
Commercial Mortgage-Backed	-	2,249,694	-	2,249,694
Mutual Funds	1,199,000	-	-	1,199,000
Residential Mortgage-Backed	-	811,932	-	811,932
U.S. Government Agencies/Mortgage-Backed	-	700,166,109	-	700,166,109
U.S. Treasury	-	334,869,666	-	334,869,666
Other Financial Instruments:
Futures++	1,878,938	-	-	1,878,938
Liabilities ($)
Other Financial Instruments:
Futures++	(1,188,780)	-	-	(1,188,780)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.  Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors.  Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).  Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates market value. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER GNMA FUND, INC.

-          Dreyfus GNMA Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 23, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	September 23, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)